Unearned Revenues - Schedule of Unearned revenue (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total	R$ 1,916,570	R$ 1,772,828
Current	229,497	139,012
Non-current	1,687,073	1,633,816
Infrastructure Assets
Total	1,596,238	1,661,236
Service Installation Fees
Total	159,345
Other
Total	R$ 160,987	R$ 111,592